COMMITMENTS AND CONTINGENCIES (Details) $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 26, 2021	Oct. 19, 2020	Feb. 28, 2019 USD ($) a	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) employee	Jul. 29, 2021 count	Nov. 16, 2020 legal_motion	Sep. 23, 2020 derivativeAction	Sep. 21, 2020 officerAndEmployee	Sep. 20, 2020 board_member	Sep. 15, 2020 lawsuit	Sep. 14, 2020 officerAndEmployee	Dec. 31, 2019 a
Other Commitments [Line Items]
Number of class action lawsuits | lawsuit												6
Number of derivative actions | derivativeAction									2
Period of derivative action	30 days	30 days
Subsequent Event
Other Commitments [Line Items]
Period of derivative action	30 days
Internal Review
Other Commitments [Line Items]
Number of officers and employees to receive subpoenas | officerAndEmployee										3			5
Number of board members | board_member											3
Number of employees interviewed (over) | employee						30
Legal fees				$ 3.2		$ 8.1
Legal fees paid					$ 6.2	1.5
Accrued legal and professional fees				$ 6.4	$ 6.4	$ 6.6
Number of motions filed | legal_motion								10
Internal Review | Subsequent Event
Other Commitments [Line Items]
Number of counts of securities fraud | count							2
Number of counts of wire fraud | count							1
Coolidge, Arizona
Other Commitments [Line Items]
Area of land | a			430											430
Manufacturing Facility Commitment
Other Commitments [Line Items]
Construction completion period (in years)			5 years
Construction completion deadline monthly extension fee			$ 0.2
Construction completion, maximum extension period (in years)			2 years
Security deposit payable			$ 4.0